Real Estate Owned - Schedule of Activity in Real Estate Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Real Estate Owned [Abstract]
Balance at beginning of year		$ 10
Loans transferred to real estate owned	79
Disposals		10
Balance at end of year	$ 79